Annual Fund Operating Expenses - Short Nasdaq-100 ProFund	Nov. 22, 2021
Investor
Operating Expenses:
Investment Advisory Fees	0.75%
Distribution and Service (12b-1) Fees	none
Other Expenses	1.27%
Total Annual Fund Operating Expenses Before Fee Waivers and Expense Reimbursements	2.02%
Fee Waivers/Reimbursements	(0.24%)
Total Annual Fund Operating Expenses After Fee Waivers and Expense Reimbursements	1.78%
Service
Operating Expenses:
Investment Advisory Fees	0.75%
Distribution and Service (12b-1) Fees	1.00%
Other Expenses	1.27%
Total Annual Fund Operating Expenses Before Fee Waivers and Expense Reimbursements	3.02%
Fee Waivers/Reimbursements	(0.24%)
Total Annual Fund Operating Expenses After Fee Waivers and Expense Reimbursements	2.78%